Operating Segments Information - Summary of Geographical Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2022 USD ($)
Disclosure of geographical areas [line items]
Operating revenue	$ 670,872,643	$ 21,831,196	$ 569,997,133	$ 476,978,710
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	377,857,333		352,603,791		$ 12,296,041
United States [Member]
Disclosure of geographical areas [line items]
Operating revenue	446,484,639	14,529,276	353,500,361	297,117,001
Taiwan [member]
Disclosure of geographical areas [line items]
Operating revenue	83,655,142	2,722,263	94,598,067	64,829,301
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	268,036,245		252,525,376		8,722,299
Asia [Member]
Disclosure of geographical areas [line items]
Operating revenue	75,991,902	2,472,890	62,523,167	74,447,091
Europe [Member]
Disclosure of geographical areas [line items]
Operating revenue	63,542,468	2,067,767	57,910,641	39,477,306
Other geographical areas [member]
Disclosure of geographical areas [line items]
Operating revenue	1,198,492	$ 39,001	1,464,897	$ 1,108,011
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	40,537,349		34,702,992		1,319,146
China [member]
Disclosure of geographical areas [line items]
Noncurrent assets, excluding financial instruments, post-employment benefit assets and deferred tax assets	$ 69,283,739		$ 65,375,423		$ 2,254,596